Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Share capital	Contributed surplus	Accumulated other comprehensive income (loss)	Deficit	Total
Balance at the beginning at Dec. 31, 2020	$ 211,527	$ 11,250	$ 4,567	$ (129,994)	$ 97,350
Balance at the beginning (in shares) at Dec. 31, 2020	20,208,948
Net loss for the year				(30,699)	(30,699)
Cumulative translation adjustment - net of tax of $nil	$ 168	(18)	179		329
Exercise of share options	$ 992	(397)			595
Exercise of share options (in shares)	79,208
Exercise of warrants	$ 6,836	(998)			5,838
Exercise of warrants (shares)	485,161
Vesting of RSUs	$ 56	(56)
Vesting of RSUs (in shares)	2,900
Share-based compensation		7,205			7,205
Balance at the end at Dec. 31, 2021	$ 219,579	16,986	4,746	(160,693)	80,618
Balance at the end (in shares) at Dec. 31, 2021	20,776,217
Net loss for the year				(28,669)	(28,669)
Cumulative translation adjustment - net of tax of $nil	$ (15,229)	(1,228)	12,091		(4,366)
Exercise of share options	$ 443	(180)			263
Exercise of share options (in shares)	40,542
Vesting of RSUs	$ 1,032	(1,032)
Vesting of RSUs (in shares)	62,738
Share-based compensation		4,158			4,158
Balance at the end at Dec. 31, 2022	$ 205,825	$ 18,704	$ 16,837	$ (189,362)	$ 52,004
Balance at the end (in shares) at Dec. 31, 2022	20,879,497